Provisions, contingent liabilities, contingent assets and credit commitments - Provisions and contingent liabilities (Details) $ in Millions	6 Months Ended
	Mar. 31, 2024 AUD ($) item	Dec. 31, 2019 AUD ($)
Changes in other provisions
Balance at beginning of year	$ 2,777
Additions	788
Utilisation	(1,068)
Reversal of unutilised provisions	(83)
Balance at end of year	2,414
Regulatory litigation
Contingent liabilities
Preliminary estimate of losses		$ 1,000
Guarantees | Guarantees capped at $20 million per year
Parent Entity guarantees and undertakings
Maximum amount of initial guarantee	20
Automatic reinstatement guarantee amount	$ 20
Guarantees | Guarantees capped at $2 million per year
Parent Entity guarantees and undertakings
Number of specific guarantees | item	2
Maximum amount of initial guarantee	$ 2
Automatic reinstatement guarantee amount	2
Long service leave
Changes in other provisions
Balance at beginning of year	464
Additions	42
Utilisation	(23)
Balance at end of year	483
Annual leave and other employee benefits
Changes in other provisions
Balance at beginning of year	933
Additions	549
Utilisation	(829)
Reversal of unutilised provisions	(2)
Balance at end of year	651
Provision for impairment on credit commitments
Changes in other provisions
Balance at beginning of year	497
Additions	54
Reversal of unutilised provisions	(12)
Balance at end of year	539
Lease restoration obligations
Changes in other provisions
Balance at beginning of year	183
Additions	2
Utilisation	(11)
Balance at end of year	174
Restructuring and other provisions
Changes in other provisions
Balance at beginning of year	342
Additions	84
Utilisation	(109)
Reversal of unutilised provisions	(47)
Balance at end of year	270
Compliance, regulation and remediation provisions
Changes in other provisions
Balance at beginning of year	358
Additions	57
Utilisation	(96)
Reversal of unutilised provisions	(22)
Balance at end of year	$ 297